BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF BANK LOANS

The bank loans as of December 31, 2022 and 2023 are set out below:

Bank loans	Currency	Period	Interest rate	Third Party guarantee	Directors’ Personal guarantee	Carrying amount
						SGD’000
Secured floating rate bank loans	SGD	2022 - 2028	SIBOR+1.25% to +1.5%	NIL		9,269
	US$	2029	London Inter Bank Offer Rate +1.25%	NIL		164
Balance as of December 31, 2022					3,430	9,433

Secured floating rate bank loans	SGD	2023 - 2028	SIBOR+1.25% to +1.5%	NIL		7,841
	US$	2029	London Inter Bank Offer Rate +1.25%	NIL		140
Balance as of December 31, 2023					3,430	7,981
Balance as of December 31, 2023 (US$)					2,600	6,050

SCHEDULE OF MATURITIES OF BANK LOANS

Bank loans	Carrying amount	Within 1 year	2024	2025	2026	2027	Thereafter
	SGD’000
Secured floating rate bank loans	9,269	5,437	194	180	180	180	3,098
	164	24	24	24	24	24	44
Balance as of December 31, 2022	9,433	5,461	218	204	204	204	3,142

	Carrying amount	Within 1 year	2025	2026	2027	2028	Thereafter
	SGD’000
Secured floating rate bank loans	7,841	4,218	180	180	180	180	2,903
	140	23	23	23	23	23	25
Balance as of December 31, 2023	7,981	4,241	203	203	203	203	2,928
Balance as of December 31, 2023 (US$)	6,050	3,215	153	153	153	153	2,226